Janus Henderson Global Real Estate Fund

Schedule of Investments (unaudited)

June 30, 2023

Shares or Principal Amounts		Value
Common Stocks– 99.0%
Diversified Telecommunication Services – 1.1%
Cellnex Telecom SA (144A)*	137,937	$5,567,086
Equity Real Estate Investment Trusts (REITs) – 3.5%
Land Securities Group PLC	513,526	3,744,196
Merlin Properties Socimi SA	640,369	5,477,838
Stockland	1,944,028	5,217,737
United Urban Investment Corp	4,114	4,145,936
		18,585,707
Health Care Providers & Services – 1.7%
Chartwell Retirement Residences	1,248,258	8,924,206
Health Care Real Estate Investment Trusts (REITs) – 7.5%
Aedifica SA	32,192	2,061,811
Healthpeak Properties Inc	647,751	13,019,795
Welltower Inc	300,758	24,328,315
		39,409,921
Hotel & Resort Real Estate Investment Trusts (REITs) – 0.8%
Japan Hotel Investment Corp	8,450	4,304,651
Household Durables – 1.4%
NVR Inc*	1,188	7,544,537
Industrial Real Estate Investment Trusts (REITs) – 23.8%
Americold Realty Trust	465,656	15,040,689
Ascendas	3,730,200	7,503,989
Frasers Logistics & Industrial Trust	5,330,300	4,927,797
Goodman Group	572,410	7,651,195
Industrial & Infrastructure Fund Investment Corp	5,005	5,258,927
LaSalle Logiport	2,498	2,616,078
Prologis Inc	391,247	47,913,138
Rexford Industrial Realty Inc	277,570	14,494,705
Segro PLC	869,220	7,911,532
STAG Industrial Inc	348,571	12,506,727
		125,824,777
Office Real Estate Investment Trusts (REITs) – 3.3%
Gecina SA	24,912	2,651,543
Kenedix Office Investment Corp	1,815	4,358,868
Orix JREIT Inc	5,597	6,881,812
Workspace Group PLC	594,000	3,566,127
		17,458,350
Real Estate Management & Development – 20.1%
Ayala Land Inc	10,516,500	4,631,140
Capitaland Investment Ltd/Singapore	2,466,600	6,038,345
CBRE Group Inc*	176,722	14,263,233
China Resources Land Ltd	3,310,000	14,024,529
CK Asset Holdings Ltd	454,000	2,514,593
CTP NV (144A)	247,372	3,211,887
Fastighets AB Balder - Class B*	800,000	2,920,558
Helical PLC	821,515	2,712,200
LEG Immobilien AG*	46,024	2,643,401
Mitsui Fudosan Co Ltd	839,800	16,649,902
Sun Hung Kai Properties Ltd	598,500	7,538,822
Swire Properties Ltd	2,212,800	5,439,020
Tricon Residential Inc#	1,510,328	13,317,704
VGP NV	55,000	5,370,918
Vonovia SE	258,661	5,050,396
		106,326,648
Residential Real Estate Investment Trusts (REITs) – 7.3%
Camden Property Trust	174,619	19,010,771
UDR Inc	353,775	15,198,174
UNITE Group PLC	379,894	4,196,764
		38,405,709
Retail Real Estate Investment Trusts (REITs) – 19.2%
Agree Realty Corp	240,339	15,715,767
Brixmor Property Group Inc	713,957	15,707,054
Japan Retail Fund Investment Corp	9,526	6,358,149
Link	1,736,300	9,639,094
National Retail Properties Inc	388,357	16,617,796
SITE Centers Corp	1,147,535	15,170,413
Spirit Realty Capital Inc	388,831	15,312,165
Vicinity Centres	5,490,684	6,746,795
		101,267,233

Shares or Principal Amounts		Value
Common Stocks– (continued)
Specialized Real Estate Investment Trusts (REITs) – 9.3%
CubeSmart	223,504	$9,981,689
Safestore Holdings PLC	420,758	4,535,999
SBA Communications Corp	37,713	8,740,365
VICI Properties Inc	818,070	25,711,940
		48,969,993
Total Common Stocks (cost $530,372,467)		522,588,818
Investment Companies– 1.0%
Money Markets – 1.0%
Janus Henderson Cash Liquidity Fund LLC, 5.1900%ºº,£((cost $5,468,121)	5,467,028	5,468,121
Investments Purchased with Cash Collateral from Securities Lending– 2.0%
Investment Companies – 1.6%
Janus Henderson Cash Collateral Fund LLC, 4.9971%ºº,£	8,235,000	8,235,000
Time Deposits – 0.4%
Royal Bank of Canada, 5.0600%, 7/3/23	$2,058,750	2,058,750
Total Investments Purchased with Cash Collateral from Securities Lending (cost $10,293,750)		10,293,750
Total Investments (total cost $546,134,338) – 102.0%		538,350,689
Liabilities, net of Cash, Receivables and Other Assets – (2.0)%		(10,313,107)
Net Assets – 100%		$528,037,582

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$322,039,144	59.8%
Japan	50,574,323	9.4
United Kingdom	26,666,818	5.0
Hong Kong	25,131,529	4.7
Canada	22,241,910	4.1
Australia	19,615,727	3.6
Singapore	18,470,131	3.4
China	14,024,529	2.6
Spain	11,044,924	2.1
Germany	7,693,797	1.4
Belgium	7,432,729	1.4
Philippines	4,631,140	0.9
Netherlands	3,211,887	0.6
Sweden	2,920,558	0.5
France	2,651,543	0.5

Total	$538,350,689	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/23
Investment Companies - 1.0%
Money Markets - 1.0%
Janus Henderson Cash Liquidity Fund LLC, 5.1900%ºº	$152,941	$(321)	$-	$5,468,121
Investments Purchased with Cash Collateral from Securities Lending - 1.6%
Investment Companies - 1.6%
Janus Henderson Cash Collateral Fund LLC, 4.9971%ºº	7,770∆	-	-	8,235,000
Total Affiliated Investments - 2.6%	$160,711	$(321)	$-	$13,703,121

	Value at 9/30/22	Purchases	Sales Proceeds	Value at 6/30/23
Investment Companies - 1.0%
Money Markets - 1.0%
Janus Henderson Cash Liquidity Fund LLC, 5.1900%ºº	8,309,444	114,875,889	(117,716,891)	5,468,121
Investments Purchased with Cash Collateral from Securities Lending - 1.6%
Investment Companies - 1.6%
Janus Henderson Cash Collateral Fund LLC, 4.9971%ºº	55,187	26,144,964	(17,965,151)	8,235,000

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2023 is $8,778,973, which represents 1.7% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2023.

#	Loaned security; a portion of the security is on loan at June 30, 2023.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$522,588,818	$-	$-
Investment Companies	-	5,468,121	-
Investments Purchased with Cash Collateral from Securities Lending	-	10,293,750	-
Total Assets	$522,588,818	$15,761,871	$-

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70229 08-23